INCOME TAXES (Details 7) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
INCOME TAXES
Balance at beginning of year	¥ 39,496	¥ 34,414	¥ 25,192
Increase	3,452	3,519	9,824
Decrease	(9,954)	(1,044)	(4,356)
Other	11	2,607	3,754
Balance at end of year	¥ 33,005	¥ 39,496	¥ 34,414